CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Comprehensive Income [Abstract]
Change in accumulated unrealized losses on pension benefit obligation, tax effect	$ 377	$ (100)	$ (160)
Change in accumulated deferred gains (losses) on cash flow hedges, tax effect	$ (66)	$ (40)	$ 12